Other Post-Employment Benefits - Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity (Detail) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Beginning balance , Actuarial (gain) loss immediately recognized	$ (76.8)	$ (54.0)
Actuarial (gain) loss immediately recognized , Actuarial gain immediately recognized	3.3	(22.8)
Ending balance , Actuarial gain immediately recognized	(73.5)	(76.8)
Beginning balance , Tax effect	0.0	0.0
Actuarial loss immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	0.0	0.0
Beginning balance , Actuarial (gain) immediately recognized, net of tax	(76.8)	(54.0)
Actuarial gain immediately recognized , Actuarial (gain) immediately recognized, net of tax	3.3	(22.8)
Ending balance , Actuarial (gain) immediately recognized, net of tax	$ (73.5)	$ (76.8)